Financial Instruments by Category - Schedule of Gains or Losses Arising From Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income	₩ 259,227	₩ 303,535	₩ 279,607
Interest expense	(366,032)	(374,665)	(356,345)
Other comprehensive income (loss) for the year	490,278	(90,195)	7,447
Reclassified to profit or loss from other comprehensive income (loss) for the year	25,632	(285,954)
Interest expense	(45,839)	(47,556)	(52,035)
Total	284,268	(215,290)	(92,910)
Profit and loss from foreign currency transaction	90,310	27,268	27,407
BC Card Co., Ltd.
Disclosure of detailed information about financial instruments [line items]
Interest income	121,639	106,005	112,973
Dividend income	3,927	1,701	1,759
Interest expense	(73,318)	(57,872)	(55,677)
Other comprehensive income (loss) for the year	14,363	636	13,832
Profit and loss from foreign currency transaction	4,732	10,298	5,597
Gain (loss) on valuation of derivatives		57	48
KT Investment Co., Ltd.
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation	(450)	(576)	(11,112)
KT Cloud Co., Ltd.
Disclosure of detailed information about financial instruments [line items]
Gain on convertible preferred stock	335,399	317,178	311,312
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation	(18,221)	(5,866)	3,411
Gain on foreign currency transaction	60,073	(41,959)	(24,054)
Gain (loss) on foreign currency translation	(2,237)	(421,608)	(93,004)
Interest expense	(394,901)	(387,535)	(358,486)
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation	26,633	(3,221)	(7,394)
Gain (loss) on disposal	(1,810)	0	4,788
Gain on foreign currency transaction	0	0	(5)
Interest expense	0	0	(44)
Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation	(13,603)	9,337	11,503
Gain (loss) on transactions	(3,724)	0	0
Other comprehensive income (loss) for the year	(10,000)	(871)	7,557
Reclassified to profit or loss from other comprehensive income (loss) for the year	9,684	(9,386)	(8,764)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Interest expense	(45,839)	(47,556)	(52,035)
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest income	359,445	379,371	360,134
Gain (loss) on valuation	(140,636)	(184,942)	(172,966)
Gain (loss) on disposal	(3,196)	(2)	(3,409)
Gain on foreign currency transaction	16,073	27,748	22,782
Gain (loss) on foreign currency translation	21,867	9,534	5,741
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Interest income	4,126	10,281	13,480
Dividend income	9,569	8,411	6,918
Gain (loss) on valuation	(94,089)	(66,133)	(31,965)
Gain (loss) on disposal	(1,107)	13,811	14,237
Gain on foreign currency transaction	0	2,469	0
Gain (loss) on foreign currency translation	(7,354)	29,029	3,396
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Interest income	17,295	19,888	18,966
Dividend income	66,328	62,220	52,813
Gain (loss) on disposal	(10,476)	(8,277)	(11,193)
Other comprehensive income (loss) for the year	457,093	(7,602)	121,805
Derivatives used for hedging
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation	(10,676)	361,844	34,092
Gain (loss) on transactions	(63,006)	38,620	10,192
Other comprehensive income (loss) for the year	41,009	273,673	7,772
Reclassified to profit or loss from other comprehensive income (loss) for the year	₩ 15,948	₩ (276,568)	₩ (29,178)